General Information - Schedule of Consolidated Financial Information Subsidiaries (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Total assets	₩ 578,181	₩ 444,094
Total liabilities	114,453	113,914
Revenue	725,516	463,618	₩ 413,938
Profit (loss) for the year	131,982	83,058	₩ 65,880
Gravity Interactive, Inc.
Disclosure of subsidiaries [line items]
Total assets	23,445	32,143
Total liabilities	13,671	23,617
Revenue	49,818	62,745
Profit (loss) for the year	1,113	(2,448)
Gravity NeoCyon, Inc.
Disclosure of subsidiaries [line items]
Total assets	11,747	15,587
Total liabilities	5,784	8,353
Revenue	19,408	24,639
Profit (loss) for the year	(1,270)	1,710
Gravity Communications Co.,Ltd.
Disclosure of subsidiaries [line items]
Total assets	35,754	39,438
Total liabilities	9,227	11,161
Revenue	33,122	50,611
Profit (loss) for the year	10,116	14,186
PT. Gravity Game Link
Disclosure of subsidiaries [line items]
Total assets	2,461	3,268
Total liabilities	303	1,090
Revenue	2,234	3,372
Profit (loss) for the year	(103)	(374)
Gravity Game Tech Co.,Ltd.
Disclosure of subsidiaries [line items]
Total assets	50,672	40,204
Total liabilities	8,081	9,740
Revenue	30,604	34,990
Profit (loss) for the year	11,308	9,975
Gravity Game Arise Co., Ltd.
Disclosure of subsidiaries [line items]
Total assets	7,058	3,067
Total liabilities	1,683	988
Revenue	3,807	3,452
Profit (loss) for the year	(5,393)	(505)
Gravity Game Hub PTE., Ltd.
Disclosure of subsidiaries [line items]
Total assets	74,229	4,846
Total liabilities	37,718	2,726
Revenue	287,950	4,352
Profit (loss) for the year	34,160	(3,081)
Gravity Game Vision Limited.
Disclosure of subsidiaries [line items]
Total assets	51,811	63,608
Total liabilities	10,753	46,146
Revenue	145,653	116,550
Profit (loss) for the year	₩ 23,547	₩ 17,090